Note 12 - Intangible Assets - Intangible Assets (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Goodwill	$ 21,919,000	$ 22,387,000	$ 22,622,000	$ 24,482,000	$ 30,393,000
Other intangible assets	7,930,000	9,375,000	9,744,000	11,920,000	$ 15,927,000
Total	$ 29,849,000	$ 31,762,000	$ 32,366,000	$ 36,402,000